Segment Reporting	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Segment information is prepared on the same basis that our management reviews financial information for operational decision-making purposes. Beginning with the first quarter of fiscal 2012, we redefined our reportable operating segments to align with the three-region leadership and organizational structure of our retail business that took effect at the beginning of fiscal 2012.
The three-region structure includes: 1) Americas, inclusive of the US, Canada, and Latin America; 2) Europe, Middle East, and Africa, collectively referred to as the “EMEA” region; and 3) China / Asia Pacific (“CAP”). Our chief executive officer, who is our chief operating decision maker manages these businesses, evaluates financial results, and makes key operating decisions based on the new organizational structure. Accordingly, beginning with the first quarter of fiscal 2012, we revised our reportable operating segments from 1) US, 2) International, and 3) Global Consumer Products Group to the following four reportable segments: 1) Americas, 2) CAP, 3)
EMEA, and 4) Global Consumer Products Group. In the second quarter of fiscal 2012, we renamed our Global Consumer Products Group segment “Channel Development.” Segment revenues as a percentage of total net revenues for the year ended 2012 were as follows: Americas (75%), EMEA (9%), China / Asia Pacific (5%), and Channel Development (10%).
Effective at the beginning of fiscal 2013, we decentralized certain leadership functions in the areas of retail marketing and category management, global store development and partner resources, to support and align with the respective operating segment presidents. In conjunction with these moves, certain general and administrative and depreciation and amortization expenses associated with these functions, which were previously reported as unallocated corporate expenses within "Other," are now reported within the respective reportable operating segments to align with the regions that they support.
Concurrent with the change in reportable operating segments and realignment of certain operating expenses noted above, we revised our prior period financial information to reflect comparable financial information for the new segment structure and reporting changes. Historical financial information presented herein reflects these changes. There was no impact on consolidated net revenues, total operating expenses, operating income, or net earnings as a result of these changes.
Americas
Americas operations sell coffee and other beverages, complementary food, packaged coffees, single serve coffee products and a focused selection of merchandise through company-operated stores and licensed stores. The Americas segment is our most mature business and has achieved significant scale.
Europe, Middle East, and Africa
EMEA operations sell coffee and other beverages, complementary food, packaged coffees, single serve coffee products and a focused selection of merchandise through company-operated stores and licensed stores. Certain markets within EMEA operations are in the early stages of development and require a more extensive support organization, relative to the current levels of revenue and operating income, than Americas.
China / Asia Pacific
China /Asia Pacific operations sell coffee and other beverages, complementary food, packaged coffees, single serve coffee products and a focused selection of merchandise through company-operated stores and licensed stores. Certain markets within China / Asia Pacific operations are in the early stages of development and require a more extensive support organization, relative to the current levels of revenue and operating income, than Americas.
Channel Development
Channel Development operations sell a selection of packaged coffees as well as a selection of premium Tazo® teas globally. Channel Development operations also produce and sell a variety of ready-to-drink beverages, Starbucks VIA® Ready Brew, Starbucks® coffee and Tazo® tea K-Cup® portion packs, Starbucks® ice creams, and Starbucks Refreshers™ beverages. The US foodservice business, which is included in the Channel Development segment, sells coffee and other related products to institutional foodservice companies.
Other
Other includes Seattle’s Best Coffee, Evolution Fresh, Digital Ventures, and unallocated corporate expenses that pertain to corporate administrative functions that support the operating segments but are not specifically attributable to or managed by any segment, and are not included in the reported financial results of the operating segments.
Revenue mix by product type (in millions):

Fiscal Year Ended	Sep 30, 2012		Oct 2, 2011		Oct 3, 2010
Beverage	$7,838.8	59%	$7,217.0	62%	$6,750.3	63%
Food	2,092.8	16%	2,008.0	17%	1,878.7	18%
Packaged and single serve coffees	2,001.1	15%	1,451.0	12%	1,131.3	10%
Other(1)	1,366.8	10%	1,024.4	9%	947.1	9%
Total	$13,299.5	100%	$11,700.4	100%	$10,707.4	100%

(1)	Other includes royalty and licensing revenues, beverage-related ingredients, packaging and other merchandise.
Information by geographic area (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Net revenues from external customers:
United States	$10,177.5	$8,966.9	$8,335.4
Other countries	3,122.0	2,733.5	2,372.0
Total	$13,299.5	$11,700.4	$10,707.4

No customer accounts for 10% or more of our revenues. Revenues are shown based on the geographic location of our customers. Revenues from countries other than the US consist primarily of revenues from Canada, UK, and China, which together account for approximately 64% of net revenues from other countries for fiscal 2012.

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Long-lived assets:
United States	$2,767.1	$2,587.1	$2,807.9
Other countries	1,252.5	978.4	821.6
Total	$4,019.6	$3,565.5	$3,629.5

Management evaluates the performance of its operating segments based on net revenues and operating income. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 1. Operating income represents earnings before net interest income and other and income taxes. Management does not evaluate the performance of its operating segments using asset measures. The identifiable assets by segment disclosed in this note are those assets specifically identifiable within each segment and include net property, plant and equipment, equity and cost investments, goodwill, and other intangible assets. Corporate assets are primarily comprised of cash and investments, assets of the corporate headquarters and roasting facilities, and inventory.

The tables below presents financial information for our reportable operating segments and Other for the years ended September 30, 2012, October 2, 2011, and October 3, 2010 including the reclassifications discussed in Note 1 (in millions):

	Americas	EMEA	China / Asia Pacific	Channel Development	Other	Total
Fiscal 2012
Total net revenues	$9,936.0	$1,141.3	$721.4	$1,292.2	$208.6	$13,299.5
Depreciation and amortization expenses	392.4	57.1	23.2	1.3	76.3	550.3
Income (loss) from equity investees	2.1	0.3	122.4	85.2	0.7	210.7
Operating income/(loss)	2,020.4	6.8	252.6	340.4	(622.8)	1,997.4
Total assets	2,199.0	467.4	656.6	88.8	4,807.4	8,219.2

Fiscal 2011
Total net revenues	$9,065.0	$1,046.8	$552.3	$860.5	$175.8	$11,700.4
Depreciation and amortization expenses	391.4	53.4	18.1	2.4	58.0	523.3
Income (loss) from equity investees	1.6	6.0	92.9	75.6	(2.4)	173.7
Operating income/(loss)	1,775.2	38.9	191.3	283.5	(560.4)	1,728.5
Total assets	1,841.9	398.2	540.0	54.7	4,525.6	7,360.4

Fiscal 2010
Total net revenues	$8,488.5	$953.4	$407.3	$707.4	$150.8	$10,707.4
Depreciation and amortization expenses	394.2	50.6	15.8	3.7	46.1	510.4
Income (loss) from equity investees	0.9	6.8	73.1	70.6	(3.3)	148.1
Operating income/(loss)	1,529.5	(8.2)	126.0	268.7	(496.6)	1,419.4
Total assets	1,837.9	475.8	442.0	54.1	3,576.1	6,385.9

The following table reconciles the total of operating income in the table above to consolidated earnings before income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Operating income	$1,997.4	$1,728.5	$1,419.4
Interest income and other, net	94.4	115.9	50.3
Interest expense	(32.7)	(33.3)	(32.7)
Earnings before income taxes	$2,059.1	$1,811.1	$1,437.0